Derivative Warrants Liabilities	12 Months Ended
Dec. 31, 2024
Derivative Warrants Liabilities [Abstract]
DERIVATIVE WARRANTS LIABILITIES

NOTE 8 - DERIVATIVE WARRANTS LIABILITIES

On April 29, 2021, the Company entered into a second deferral agreement in connection with a straight loan made under a loan and security agreement that the Company previously entered into with Silicon Valley Bank (“SVB”) in February 2017, under which it was agreed, inter alia, to issue to SVB a warrants to purchase 9,764 shares (the “2021 Warrant”) at an exercise price of $5.12 per share (subject to standard adjustments), which is exercisable over a period of 15-years at SVB’s discretion. If SVB exercises the 2021 Warrant and the Warrant Value (as defined in the 2021 Warrant) is lower than an amount equal to $50 (the “Minimum Value”), then immediately following such exercise, the Company shall pay SVB an amount in cash equal to the difference between the Minimum Value and Warrant Value. The 2021 Warrant was issued on April 29, 2021.

Until the completion of the U.S. IPO transaction, the fair values of the above 2021 Warrant and the Warrant Share (as noted in Note 6 above) were determined by the management with the assistance of an independent valuation firm by using the Hybrid Method by combining the OPM and an IPO scenario. Because there has been no public market for the Ordinary Shares, the management has determined the fair value of the Ordinary Shares by considering several objective and subjective factors including data from other comparable companies, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors. The fair value of the underlying Ordinary Shares was determined by management until such time as the Ordinary Shares are listed on an established stock exchange, national market system or other quotation system. Upon completion of the U.S. IPO, the fair values of the 2021 Warrant and the Warrant Share were determined internally by the management based on several assumptions by using Black-Scholes-Merton pricing model. Through the reported periods, the estimated fair value of derivative financial liability for the 2021 Warrant has not exceeded the Minimum Value and thus was determined at $50. In addition, from the issuance date of the 2021 Warrant through December 31, 2024, the 2021 Warrant was not exercised.

At the issuance date of the 2021 Warrant, the fair value of derivative financial liability for the Warrant Share was estimated in total amount $88 which has not changed significantly through December 31, 2022. However, as of December 31, 2023, the fair value of derivative financial liability for the Warrant Share was estimated by the management in total amount of $22 by taking into consideration (i) the likelihood for occurrence of certain trigger events as defined in the definitive agreement and (ii) the reduction in the quoted price of the Ordinary Share. Thus, during the year ended December 31, 2023, the Company recorded revaluation income amounted to $66 (see also Note 12 below).

On February 22, 2024, the Company received a written notice from IBI pursuant to which the exercise price of the Warrant Share granted to IBI to purchase 65,563 Ordinary Shares was determined at a fixed amount of $3.67 per Ordinary Share. Consequently, the Warrant Share was re-classified from derivative warrants liability to equity at its fair value as of that date in total amount of $599. During the year ended December 31, 2024, the Company recorded revaluation expenses of $577 due to a change in the fair value of the derivative warrants liability. In addition, through December 31, 2024, the Warrant Share was fully exercised on a cashless basis.

The following tabular presentation reflects the reconciliation of the fair value of derivative warrants liabilities during the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Opening balance	$72	$138	$50
Recognition of fair value of Warrant Share issued at Effective Date	-	-	88
Amount classified to equity upon determination of the exercise price of Warrant Share (see Note 10D2 below)	(599)	-	-
Change in fair value of derivative warrant liability (see Note 12 below)	577	(66)	-
Closing balance	$50	$72	$138